Goodwill and Intangible Assets - Schedule of Intangible Assets (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		6 Months Ended	12 Months Ended
	May 14, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Change in estimate, impact per share (in dollars per share)		$ (1.82)		$ (2.53)
Social Finance, Inc.
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life (Years)					6 years 8 months 12 days	8 years 10 months 24 days
Gross Balance				$ 410,138	$ 410,138	$ 17,223
Accumulated Amortization				(55,052)	(55,052)	(5,440)
Net Book Value				355,086	355,086	11,783
Increase in amortization expense					$ 49,735	$ 3,008	$ 3,303
Change in estimate, impact per share (in dollars per share)		$ (2.81)	$ (2.93)		$ (7.49)	$ (7.00)	$ (7.19)
Cumulative Effect, Period of Adoption, Adjustment | Intangible Assets, Amortization Period | Social Finance, Inc.
Finite-Lived Intangible Assets [Line Items]
Increase in amortization expense					$ 5,759
Change in estimate, impact per share (in dollars per share)					$ (0.14)
Developed technology | Social Finance, Inc.
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life (Years)					8 years 6 months	9 years
Gross Balance				257,438	$ 257,438
Accumulated Amortization				(19,142)	(19,142)
Net Book Value				238,296	238,296
Developed technology | Galileo Financial Technologies, Inc. | Social Finance, Inc.
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life (Years)	8 years 7 months 6 days
Intangible assets acquired					$ 253,000
Customer-related | Social Finance, Inc.
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life (Years)					3 years 7 months 6 days
Gross Balance				125,350	$ 125,350
Accumulated Amortization				(22,102)	(22,102)
Net Book Value				103,248	103,248
Customer-related | Galileo Financial Technologies, Inc. | Social Finance, Inc.
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life (Years)	3 years 7 months 6 days
Intangible assets acquired					$ 125,000
Trade names, trademarks and domain names | Social Finance, Inc.
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life (Years)					8 years 7 months 6 days
Gross Balance				10,000	$ 10,000
Accumulated Amortization				(736)	(736)
Net Book Value				9,264	9,264
Trade names, trademarks and domain names | Galileo Financial Technologies, Inc. | Social Finance, Inc.
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life (Years)	8 years 7 months 6 days
Intangible assets acquired					$ 10,000
Core banking infrastructure | Social Finance, Inc.
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life (Years)					1 year	9 years
Gross Balance				17,100	$ 17,100	$ 17,100
Accumulated Amortization				(13,043)	(13,043)	(5,383)
Net Book Value				4,057	$ 4,057	$ 11,717
Broker-dealer license and trading rights | Social Finance, Inc.
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life (Years)					5 years 8 months 12 days
Gross Balance				250	$ 250
Accumulated Amortization				(29)	(29)
Net Book Value				$ 221	$ 221
Partnerships | Social Finance, Inc.
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life (Years)						1 year
Gross Balance						$ 123
Accumulated Amortization						(57)
Net Book Value						$ 66